Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	$ 3,361	$ 3,327	$ 1,708
Less: accumulated depreciation	(1,221)	(1,526)	(1,206)
Furniture and equipment, net	2,140	1,801	502
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	486	545	464
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	612	573	$ 448
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	2,230	2,209
Construction in process [Membe]
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	$ 33